Cover Page	Feb. 17, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 11, 2022
Entity Registrant Name	PAR Technology Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	1-09720
Entity Tax Identification Number	16-1434688
Entity Address, Address Line One	PAR Technology Park
Entity Address, Address Line Two	8383 Seneca Turnpike
Entity Address, City or Town	New Hartford
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13413-4991
City Area Code	315
Local Phone Number	738-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PAR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000708821